Leases (Details Narrative)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Leases
Rent expenses	$ 125,496	¥ 854,739	¥ 751,483